Leases - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) ft² Options	Dec. 31, 2019 USD ($)
Leases
Area of land under operating lease agreement | ft²	590
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Number of additional options to extend | Options	2
Lease renewal term	2 years
Bank guarantee	$ 50
Operating lease assets	394	$ 538
Operating lease liabilities	$ 419
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Operating Lease, Liability, Noncurrent
Operating leases, weighted average remaining lease term (in years)	2 years 3 months
Operating leases, weighted average borrowing rate	2.75%